Stock-based Compensation (Details) - Schedule of Black Scholes Option Pricing Model	6 Months Ended
Jun. 30, 2023 $ / shares
Schedule of Black Scholes Option Pricing Model [Abstract]
Exercise price (per share) (in Dollars per share)	$ 0.44
Expected term (years)	6 years
Volatility (annual)	72.00%
Risk-free rate	3.50%
Dividend yield (per share)	0.00%